Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%,
04/15/26	$6,551	$6,401,622

Aerospace & Defense — 2.1%
Boeing Co. (The)
2.20%, 02/04/26	22,700	21,598,020
2.25%, 06/15/26(a)	2,430	2,290,934
2.75%, 02/01/26	7,013	6,728,038
3.10%, 05/01/26	3,209	3,081,445
General Dynamics Corp.
1.15%, 06/01/26(a)	3,233	3,039,976
2.13%, 08/15/26(a)	2,650	2,520,886
L3Harris Technologies Inc., 3.85%, 12/15/26	2,525	2,470,551
Lockheed Martin Corp., 3.55%, 01/15/26	5,616	5,522,184
RTX Corp.
2.65%, 11/01/26(a)	2,589	2,473,972
5.00%, 02/27/26	2,665	2,672,558
5.75%, 11/08/26(a)	6,563	6,699,232
		59,097,796
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26	1,746	1,665,281
4.40%, 02/14/26	5,940	5,886,697
Archer-Daniels-Midland Co., 2.50%, 08/11/26	4,956	4,746,216
BAT Capital Corp., 3.22%, 09/06/26(a)	4,761	4,598,491
BAT International Finance PLC, 1.67%, 03/25/26(a)	7,113	6,737,798
Bunge Ltd. Finance Corp., 3.25%, 08/15/26(a)	3,183	3,079,765
Philip Morris International Inc.
0.88%, 05/01/26	3,605	3,369,557
2.75%, 02/25/26	3,695	3,576,920
4.88%, 02/13/26	7,655	7,662,682
		41,323,407
Airlines — 0.2%
American Airlines Pass Through Trust, Series
2014-1, Class A, 3.70%, 04/01/28	662	634,777
Delta Air Lines Inc., 7.38%, 01/15/26	2,000	2,043,025
Southwest Airlines Co., 3.00%, 11/15/26(a)	1,476	1,411,571
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	948	923,901
Series 2014-2, Class A, 3.75%, 03/03/28	1,592	1,543,008
		6,556,282
Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26	5,657	5,397,803
Tapestry Inc., 7.00%, 11/27/26(a)	3,510	3,628,746
		9,026,549
Auto Manufacturers — 4.2%
American Honda Finance Corp.
1.30%, 09/09/26	3,953	3,689,162
2.30%, 09/09/26(a)	2,539	2,417,458
4.75%, 01/12/26	1,340	1,339,609
4.95%, 01/09/26(a)	3,900	3,908,130
5.25%, 07/07/26(a)	4,590	4,634,520
Ford Motor Co., 4.35%, 12/08/26(a)	6,750	6,620,048
Ford Motor Credit Co. LLC
2.70%, 08/10/26	6,836	6,496,373
4.39%, 01/08/26	6,015	5,926,320
4.54%, 08/01/26	3,475	3,419,109
6.95%, 03/06/26	5,875	6,001,822
6.95%, 06/10/26	3,910	4,017,413
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.25%, 01/08/26	$6,675	$6,318,780
1.50%, 06/10/26	5,773	5,412,930
4.00%, 10/06/26	3,405	3,335,784
5.25%, 03/01/26	5,550	5,559,853
5.40%, 04/06/26	7,710	7,751,048
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,568	1,473,923
4.45%, 03/30/26	1,795	1,792,447
5.05%, 08/10/26	1,615	1,630,181
5.20%, 11/09/26(a)	1,390	1,409,128
Toyota Motor Corp.
1.34%, 03/25/26	4,147	3,929,867
5.28%, 07/13/26(a)	2,225	2,249,997
Toyota Motor Credit Corp.
0.80%, 01/09/26(a)	2,414	2,284,783
1.13%, 06/18/26	4,214	3,949,716
4.45%, 05/18/26	5,756	5,733,592
4.80%, 01/05/26	4,300	4,305,798
5.00%, 08/14/26(a)	2,895	2,914,513
5.20%, 05/15/26	3,299	3,329,481
5.40%, 11/20/26(a)	3,850	3,917,502
		115,769,287
Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26	210	210,056

Banks — 26.1%
Australia & New Zealand Banking Group Ltd./New
York, 5.00%, 03/18/26	5,050	5,069,974
Banco Santander SA, 1.85%, 03/25/26	6,813	6,454,703
Bank of America Corp.
3.50%, 04/19/26	11,867	11,609,079
4.25%, 10/22/26	9,141	9,005,153
4.45%, 03/03/26	9,455	9,370,599
6.22%, 09/15/26(a)	1,550	1,591,570
Bank of America NA, 5.53%, 08/18/26	9,205	9,347,054
Bank of Montreal
1.25%, 09/15/26	6,283	5,830,836
5.27%, 12/11/26	5,390	5,455,325
5.30%, 06/05/26	6,350	6,407,173
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	3,439	3,242,333
1.05%, 10/15/26	2,812	2,600,873
2.45%, 08/17/26(a)	3,570	3,417,687
2.80%, 05/04/26	3,535	3,420,826
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,182	4,884,332
1.30%, 09/15/26(a)	4,290	3,997,055
1.35%, 06/24/26(a)	3,690	3,458,224
2.70%, 08/03/26(a)	5,312	5,097,082
4.75%, 02/02/26	5,795	5,781,692
5.35%, 12/07/26	5,305	5,369,036
Barclays PLC
4.38%, 01/12/26	11,992	11,880,417
5.20%, 05/12/26	9,680	9,661,002
BPCE SA, 3.38%, 12/02/26	3,329	3,225,541
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	4,005	3,752,112
5.62%, 07/17/26	2,160	2,191,442
5.93%, 10/02/26	3,990	4,078,604

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citibank NA
4.93%, 08/06/26	$4,475	$4,484,536
5.44%, 04/30/26	9,740	9,826,532
5.49%, 12/04/26	8,763	8,898,593
Citigroup Inc.
3.20%, 10/21/26	13,325	12,870,161
3.40%, 05/01/26(a)	9,387	9,149,410
3.70%, 01/12/26(a)	9,224	9,063,244
4.30%, 11/20/26(a)	4,682	4,613,666
4.60%, 03/09/26(a)	7,113	7,061,489
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	2,187	2,133,497
Citizens Financial Group Inc., 2.85%, 07/27/26	2,662	2,545,686
Commonwealth Bank of Australia/New York, 5.32%,
03/13/26	4,315	4,358,533
Cooperatieve Rabobank UA, 3.75%, 07/21/26	6,170	6,007,888
Cooperatieve Rabobank UA/New York
4.85%, 01/09/26	3,300	3,304,152
5.50%, 10/05/26	5,125	5,205,013
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,347	1,329,596
Deutsche Bank AG/New York
1.69%, 03/19/26	4,605	4,375,695
4.10%, 01/13/26	1,695	1,668,369
Discover Bank
3.45%, 07/27/26	4,589	4,428,412
4.25%, 03/13/26	1,805	1,778,154
Fifth Third Bank NA, 3.85%, 03/15/26	2,973	2,905,464
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26	12,939	12,566,816
3.75%, 02/25/26(a)	8,736	8,587,688
HSBC Holdings PLC
3.90%, 05/25/26(a)	5,340	5,240,810
4.30%, 03/08/26(a)	815	806,459
4.38%, 11/23/26	4,964	4,887,302
JPMorgan Chase & Co.
2.95%, 10/01/26	13,212	12,725,989
3.20%, 06/15/26	7,734	7,518,733
3.30%, 04/01/26	11,555	11,282,853
4.13%, 12/15/26(a)	8,963	8,834,319
7.63%, 10/15/26	2,537	2,687,463
JPMorgan Chase Bank NA, 5.11%, 12/08/26	12,225	12,331,669
KeyBank NA, 4.70%, 01/26/26(a)	1,490	1,472,148
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	2,950	2,837,228
Lloyds Banking Group PLC, 4.65%, 03/24/26	6,929	6,857,454
Manufacturers & Traders Trust Co., 4.65%,
01/27/26	6,205	6,142,341
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	5,103	4,890,648
3.85%, 03/01/26	10,970	10,787,546
Mizuho Financial Group Inc., 2.84%, 09/13/26	5,107	4,891,209
Morgan Stanley
3.13%, 07/27/26(a)	13,737	13,296,817
3.88%, 01/27/26	13,518	13,311,796
4.35%, 09/08/26	10,085	9,965,600
6.25%, 08/09/26	3,503	3,592,217
Morgan Stanley Bank NA
4.75%, 04/21/26	6,780	6,774,490
5.88%, 10/30/26	7,258	7,422,456
National Australia Bank Ltd./New York
2.50%, 07/12/26	6,680	6,408,870
3.38%, 01/14/26(a)	3,647	3,580,344
4.97%, 01/12/26(a)	3,985	3,994,686
Security	Par (000)	Value

Banks (continued)
NatWest Group PLC, 4.80%, 04/05/26	$7,531	$7,505,153
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,536	3,287,087
2.60%, 07/23/26	4,951	4,738,373
Royal Bank of Canada
0.88%, 01/20/26(a)	5,545	5,239,965
1.15%, 07/14/26	3,115	2,906,773
1.20%, 04/27/26	7,845	7,374,848
1.40%, 11/02/26	4,110	3,823,201
4.65%, 01/27/26	6,964	6,924,613
4.88%, 01/12/26	4,435	4,437,390
5.20%, 07/20/26	4,700	4,736,983
Santander Holdings USA Inc., 3.24%, 10/05/26	4,680	4,486,792
State Street Corp.
2.65%, 05/19/26(a)	4,046	3,907,186
5.27%, 08/03/26	5,950	6,003,865
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	5,109	4,824,254
1.40%, 09/17/26	9,132	8,485,580
2.63%, 07/14/26(a)	11,185	10,712,784
3.01%, 10/19/26(a)	6,087	5,848,316
3.78%, 03/09/26(a)	6,648	6,527,794
5.46%, 01/13/26	8,075	8,128,471
5.88%, 07/13/26	3,060	3,116,062
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	6,583	6,220,155
1.20%, 06/03/26	6,040	5,664,374
1.25%, 09/10/26	6,633	6,164,352
5.10%, 01/09/26	2,270	2,278,591
5.26%, 12/11/26	2,675	2,704,547
5.53%, 07/17/26	8,488	8,592,121
Truist Bank
3.30%, 05/15/26	3,649	3,530,406
3.80%, 10/30/26	4,068	3,951,869
U.S. Bancorp
3.10%, 04/27/26(a)	4,884	4,734,122
Series V, 2.38%, 07/22/26(a)	6,460	6,175,211
UBS AG/London, 1.25%, 06/01/26	4,235	3,970,347
UBS AG/Stamford CT, 1.25%, 08/07/26(a)	7,195	6,694,142
UBS Group AG, 4.55%, 04/17/26	9,006	8,928,260
Wachovia Corp., 7.57%, 08/01/26(a)(b)	1,080	1,131,278
Wells Fargo & Co.
3.00%, 04/22/26	15,591	15,108,451
3.00%, 10/23/26	16,132	15,523,999
4.10%, 06/03/26	10,691	10,518,221
Wells Fargo Bank NA
4.81%, 01/15/26	8,765	8,763,662
5.25%, 12/11/26	10,085	10,188,523
5.45%, 08/07/26	9,859	9,987,429
Westpac Banking Corp.
1.15%, 06/03/26	6,270	5,881,025
2.70%, 08/19/26(a)	4,927	4,740,385
2.85%, 05/13/26(a)	7,231	6,999,315
5.20%, 04/16/26	4,320	4,352,835
		721,722,875
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 3.65%, 02/01/26	5,120	5,038,172
Constellation Brands Inc.
3.70%, 12/06/26	3,197	3,118,519
5.00%, 02/02/26	1,580	1,580,031

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC, 5.38%, 10/05/26	$2,395	$2,428,119
Keurig Dr Pepper Inc., 2.55%, 09/15/26	2,213	2,110,772
Molson Coors Beverage Co., 3.00%, 07/15/26	9,046	8,745,075
PepsiCo Inc.
2.38%, 10/06/26	4,273	4,086,527
2.85%, 02/24/26	3,481	3,393,582
4.55%, 02/13/26	1,770	1,769,071
5.13%, 11/10/26	3,000	3,040,508
		35,310,376
Biotechnology — 0.7%
Amgen Inc.
2.60%, 08/19/26	6,267	6,002,892
5.51%, 03/02/26	990	989,721
Gilead Sciences Inc., 3.65%, 03/01/26	11,776	11,561,331
		18,553,944
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%,
02/14/26	2,342	2,305,410
Owens Corning, 3.40%, 08/15/26	1,937	1,879,507
Trane Technologies Financing Ltd., 3.50%,
03/21/26	2,192	2,143,373
		6,328,290
Chemicals — 1.0%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26	2,180	2,024,624
Ecolab Inc., 2.70%, 11/01/26	3,419	3,278,679
EIDP Inc., 4.50%, 05/15/26(a)	3,070	3,057,999
FMC Corp.
3.20%, 10/01/26	2,277	2,185,700
5.15%, 05/18/26	2,495	2,497,263
Linde Inc./CT, 3.20%, 01/30/26	3,356	3,281,011
Nutrien Ltd., 4.00%, 12/15/26	1,806	1,769,014
PPG Industries Inc., 1.20%, 03/15/26(a)	3,305	3,112,752
Sherwin-Williams Co. (The), 3.95%, 01/15/26	1,810	1,785,046
Westlake Corp., 3.60%, 08/15/26	3,733	3,640,667
		26,632,755
Commercial Services — 0.6%
Global Payments Inc.
1.20%, 03/01/26	5,405	5,087,840
4.80%, 04/01/26(a)	3,334	3,317,700
GXO Logistics Inc., 1.65%, 07/15/26	2,303	2,151,189
PayPal Holdings Inc., 2.65%, 10/01/26	6,044	5,795,020
		16,351,749
Computers — 3.7%
Apple Inc.
0.70%, 02/08/26(a)	9,658	9,123,532
2.05%, 09/11/26	7,749	7,370,053
2.45%, 08/04/26(a)	8,767	8,421,931
3.25%, 02/23/26	14,489	14,201,328
CGI Inc., 1.45%, 09/14/26	2,714	2,519,315
Dell International LLC/EMC Corp.
4.90%, 10/01/26	8,341	8,342,407
6.02%, 06/15/26	10,472	10,645,016
DXC Technology Co., 1.80%, 09/15/26	2,940	2,740,092
Fortinet Inc., 1.00%, 03/15/26	2,385	2,238,797
Genpact Luxembourg SARL/Genpact USA Inc.,
1.75%, 04/10/26	1,488	1,404,758
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	3,644	3,459,064
6.10%, 04/01/26(a)	480	480,150
HP Inc., 1.45%, 06/17/26	2,690	2,526,865
Security	Par (000)	Value

Computers (continued)
IBM International Capital Pte Ltd., 4.70%,
02/05/26(a)	$3,390	$3,388,434
International Business Machines Corp.
3.30%, 05/15/26	12,375	12,086,469
3.45%, 02/19/26	6,885	6,747,125
4.50%, 02/06/26(a)	2,885	2,875,542
Kyndryl Holdings Inc., 2.05%, 10/15/26	3,120	2,913,650
		101,484,528
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 4.80%, 03/02/26	2,445	2,455,049
Conopco Inc., Series E, 7.25%, 12/15/26	1,124	1,190,305
Kenvue Inc., 5.35%, 03/22/26(a)	3,795	3,834,619
Procter & Gamble Co. (The)
1.00%, 04/23/26	3,937	3,718,739
2.45%, 11/03/26	3,571	3,419,626
2.70%, 02/02/26(a)	3,130	3,045,135
4.10%, 01/26/26(a)	2,136	2,122,951
Unilever Capital Corp., 2.00%, 07/28/26(a)	3,721	3,539,135
		23,325,559
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26	5,463	5,192,021
2.45%, 10/29/26	16,439	15,503,017
4.45%, 04/03/26(a)	2,423	2,397,108
Air Lease Corp.
1.88%, 08/15/26	5,705	5,359,611
2.88%, 01/15/26(a)	6,661	6,444,563
3.75%, 06/01/26	3,343	3,263,676
5.30%, 06/25/26(a)	1,860	1,871,375
Aircastle Ltd., 4.25%, 06/15/26	3,461	3,398,965
American Express Co.
1.65%, 11/04/26	5,210	4,862,532
3.13%, 05/20/26	4,461	4,337,106
4.90%, 02/13/26	4,505	4,507,661
Ameriprise Financial Inc., 2.88%, 09/15/26(a)	2,770	2,668,157
Brookfield Finance Inc., 4.25%, 06/02/26	2,463	2,431,566
Capital One Financial Corp., 3.75%, 07/28/26	7,077	6,900,954
Charles Schwab Corp. (The)
0.90%, 03/11/26	5,784	5,416,535
1.15%, 05/13/26	4,388	4,104,068
3.45%, 02/13/26	1,660	1,621,233
5.88%, 08/24/26(a)	4,334	4,416,223
Discover Financial Services, 4.50%, 01/30/26(a)	2,861	2,829,419
Invesco Finance PLC, 3.75%, 01/15/26	2,935	2,879,677
Legg Mason Inc., 4.75%, 03/15/26	2,123	2,122,020
Mastercard Inc., 2.95%, 11/21/26(a)	4,084	3,944,579
Nasdaq Inc., 3.85%, 06/30/26	2,237	2,200,937
Nomura Holdings Inc.
1.65%, 07/14/26	6,011	5,619,646
5.71%, 01/09/26(a)	2,550	2,566,264
Synchrony Financial, 3.70%, 08/04/26	2,356	2,276,220
Voya Financial Inc., 3.65%, 06/15/26	2,395	2,337,875
Western Union Co. (The), 1.35%, 03/15/26	2,445	2,301,893
		113,774,901
Electric — 5.5%
AEP Transmission Co. LLC, 3.10%, 12/01/26	1,790	1,725,534
AES Corp. (The), 1.38%, 01/15/26	4,270	4,044,616
Algonquin Power & Utilities Corp., 5.37%,
06/15/26(b)	4,005	4,014,134

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Corp.
3.65%, 02/15/26	$1,556	$1,526,261
5.70%, 12/01/26	3,160	3,214,664
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	1,666	1,591,414
Black Hills Corp., 3.95%, 01/15/26	1,825	1,793,634
CenterPoint Energy Houston Electric LLC, Series Z,
2.40%, 09/01/26	1,401	1,332,709
CenterPoint Energy Inc.
1.45%, 06/01/26	2,445	2,295,034
5.25%, 08/10/26	1,400	1,407,186
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	2,457	2,385,407
CMS Energy Corp., 3.00%, 05/15/26	1,111	1,072,782
Commonwealth Edison Co., 2.55%, 06/15/26(a)	2,245	2,157,644
Dominion Energy Inc.
Series A, 1.45%, 04/15/26	2,585	2,438,371
Series D, 2.85%, 08/15/26	1,838	1,763,305
DTE Electric Co., 4.85%, 12/01/26(a)	1,165	1,174,422
DTE Energy Co., 2.85%, 10/01/26	2,881	2,763,254
Duke Energy Carolinas LLC, 2.95%, 12/01/26(a)	2,924	2,816,711
Duke Energy Corp., 2.65%, 09/01/26(a)	7,371	7,050,796
Emera U.S. Finance LP, 3.55%, 06/15/26	3,926	3,797,723
Enel Americas SA, 4.00%, 10/25/26(a)	2,398	2,332,542
Entergy Arkansas LLC, 3.50%, 04/01/26	3,148	3,085,332
Entergy Corp., 2.95%, 09/01/26	3,328	3,198,018
Entergy Louisiana LLC, 2.40%, 10/01/26	2,095	1,994,955
Evergy Kansas Central Inc., 2.55%, 07/01/26	909	874,093
Eversource Energy
4.75%, 05/15/26	1,965	1,957,067
Series U, 1.40%, 08/15/26(a)	1,760	1,636,773
Exelon Corp., 3.40%, 04/15/26	3,792	3,704,134
FirstEnergy Corp., Series A, 1.60%, 01/15/26	365	346,837
Florida Power & Light Co., 4.45%, 05/15/26(a)	2,820	2,809,946
Fortis Inc./Canada, 3.06%, 10/04/26(a)	5,149	4,941,471
Georgia Power Co., 3.25%, 04/01/26(a)	1,677	1,636,761
ITC Holdings Corp., 3.25%, 06/30/26	1,790	1,734,802
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,056	2,851,759
4.45%, 03/13/26	1,785	1,774,202
5.60%, 11/13/26	1,595	1,624,961
NextEra Energy Capital Holdings Inc., 4.95%,
01/29/26(a)	4,395	4,397,864
Pacific Gas and Electric Co.
2.95%, 03/01/26	2,931	2,830,684
3.15%, 01/01/26	9,051	8,793,950
PPL Capital Funding Inc., 3.10%, 05/15/26(a)	3,193	3,093,306
Public Service Electric & Gas Co.
0.95%, 03/15/26	2,496	2,350,607
2.25%, 09/15/26(a)	2,318	2,206,056
San Diego Gas & Electric Co., 2.50%, 05/15/26(a)	2,370	2,281,050
Sempra, 5.40%, 08/01/26(a)	2,765	2,790,688
Sierra Pacific Power Co., 2.60%, 05/01/26	1,746	1,682,401
Southern California Edison Co.
4.90%, 06/01/26	2,030	2,029,312
5.35%, 03/01/26	2,275	2,290,273
Series 2020-C, 1.20%, 02/01/26(a)	1,676	1,585,329
Southern Co. (The), 3.25%, 07/01/26	7,987	7,762,036
Southern Power Co., 0.90%, 01/15/26(a)	2,231	2,103,961
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	1,672	1,592,413
Series N, 1.65%, 03/15/26	2,605	2,475,155
Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26	$3,615	$3,527,832
Series B, 2.95%, 11/15/26	1,960	1,885,956
WEC Energy Group Inc.
4.75%, 01/09/26	4,795	4,781,054
5.60%, 09/12/26	3,220	3,264,203
Xcel Energy Inc., 3.35%, 12/01/26	2,185	2,109,265
		152,702,649
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26	3,358	3,100,753

Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26(a)	1,325	1,324,179
Avnet Inc., 4.63%, 04/15/26	2,688	2,662,373
Flex Ltd., 3.75%, 02/01/26	3,075	3,009,655
Fortive Corp., 3.15%, 06/15/26(a)	4,267	4,123,452
Honeywell International Inc., 2.50%, 11/01/26	7,278	6,965,005
Hubbell Inc., 3.35%, 03/01/26	2,003	1,953,151
Jabil Inc., 1.70%, 04/15/26	2,344	2,212,490
TD SYNNEX Corp., 1.75%, 08/09/26	2,732	2,553,424
Tyco Electronics Group SA
3.70%, 02/15/26	1,985	1,953,232
4.50%, 02/13/26(a)	2,565	2,557,367
Vontier Corp., 1.80%, 04/01/26	2,653	2,507,851
		31,822,179
Entertainment — 0.2%
Warnermedia Holdings Inc., 6.41%, 03/15/26	5,281	5,279,866
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26	2,714	2,622,016
Veralto Corp., 5.50%, 09/18/26(a)(c)	3,200	3,229,134
		5,851,150
Food — 1.4%
Campbell Soup Co., 5.30%, 03/20/26	615	619,068
Conagra Brands Inc., 5.30%, 10/01/26	2,465	2,486,412
Flowers Foods Inc., 3.50%, 10/01/26	1,335	1,294,089
Hershey Co. (The), 2.30%, 08/15/26(a)	2,836	2,712,918
Ingredion Inc., 3.20%, 10/01/26(a)	1,643	1,589,121
Kellanova, 3.25%, 04/01/26	3,857	3,753,770
Kraft Heinz Foods Co., 3.00%, 06/01/26	9,235	8,943,334
Kroger Co. (The)
2.65%, 10/15/26	3,680	3,515,290
3.50%, 02/01/26	2,736	2,677,409
McCormick & Co. Inc./MD, 0.90%, 02/15/26	2,568	2,414,926
Sysco Corp., 3.30%, 07/15/26	5,056	4,914,249
Tyson Foods Inc., 4.00%, 03/01/26(a)	3,723	3,665,862
		38,586,448
Gas — 0.3%
National Fuel Gas Co.
5.50%, 01/15/26(a)	2,317	2,322,566
5.50%, 10/01/26	1,285	1,295,395
Southern California Gas Co., Series TT, 2.60%,
06/15/26(a)	2,270	2,181,533
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	1,560	1,513,774
Spire Inc., 5.30%, 03/01/26	985	989,125
		8,302,393
Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26	5,480	5,524,112

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
3.40%, 03/01/26	$2,438	$2,381,191
6.27%, 03/06/26	125	125,018
		8,030,321
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26	9,083	8,940,011
Agilent Technologies Inc., 3.05%, 09/22/26	1,339	1,288,099
Baxter International Inc., 2.60%, 08/15/26	3,205	3,064,075
Stryker Corp., 3.50%, 03/15/26	5,175	5,073,533
Thermo Fisher Scientific Inc.
4.95%, 08/10/26(a)	1,945	1,957,746
5.00%, 12/05/26(a)	4,505	4,549,719
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26(a)	3,271	3,183,470
		28,056,653
Health Care - Services — 1.7%
Elevance Health Inc.
1.50%, 03/15/26	3,948	3,742,264
4.90%, 02/08/26	2,190	2,186,869
HCA Inc.
5.25%, 06/15/26	7,329	7,342,068
5.38%, 09/01/26	4,880	4,902,424
5.88%, 02/15/26	7,075	7,121,006
Humana Inc., 5.70%, 03/13/26	910	910,091
Laboratory Corp. of America Holdings, 1.55%,
06/01/26(a)	2,465	2,316,769
Providence St. Joseph Health Obligated Group,
Series H, 2.75%, 10/01/26	905	862,084
Quest Diagnostics Inc., 3.45%, 06/01/26	2,708	2,641,394
UnitedHealth Group Inc.
1.15%, 05/15/26(a)	4,442	4,177,410
1.25%, 01/15/26	2,532	2,408,798
3.10%, 03/15/26	4,570	4,460,920
4.75%, 07/15/26(a)	1,605	1,610,562
Universal Health Services Inc., 1.65%, 09/01/26	2,985	2,782,095
UPMC, Series 2021, 1.80%, 04/15/26(a)	200	189,229
		47,653,983
Holding Companies - Diversified — 1.9%
Ares Capital Corp.
2.15%, 07/15/26	4,632	4,336,352
3.88%, 01/15/26	5,703	5,557,948
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,325	1,230,073
2.95%, 03/10/26	1,607	1,529,607
Barings BDC Inc., 3.30%, 11/23/26	1,495	1,399,515
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	5,112	4,745,155
Blackstone Secured Lending Fund
2.75%, 09/16/26	3,410	3,203,399
3.63%, 01/15/26	3,740	3,624,936
Blue Owl Capital Corp.
3.40%, 07/15/26	4,768	4,559,131
4.25%, 01/15/26	2,470	2,421,396
Blue Owl Capital Corp. II, 8.45%, 11/15/26(c)	1,770	1,845,145
Blue Owl Credit Income Corp., 3.13%, 09/23/26(a)	1,810	1,697,545
FS KKR Capital Corp., 3.40%, 01/15/26	4,911	4,725,961
Goldman Sachs BDC Inc., 2.88%, 01/15/26	2,491	2,402,250
Golub Capital BDC Inc., 2.50%, 08/24/26	2,702	2,521,953
Main Street Capital Corp., 3.00%, 07/14/26	2,388	2,258,687
Prospect Capital Corp.
3.36%, 11/15/26(a)	1,481	1,381,229
3.71%, 01/22/26(a)	1,955	1,879,212
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc., 2.50%,
08/01/26(a)	$1,506	$1,414,783
		52,734,277
Home Builders — 0.2%
DR Horton Inc., 1.30%, 10/15/26	3,002	2,782,576
Lennar Corp., 5.25%, 06/01/26(a)	2,101	2,108,347
		4,890,923
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,800	1,749,214

Insurance — 2.0%
Aflac Inc.
1.13%, 03/15/26(a)	2,485	2,345,006
2.88%, 10/15/26	1,467	1,408,666
Allstate Corp. (The), 3.28%, 12/15/26	2,423	2,343,867
Arch Capital Finance LLC, 4.01%, 12/15/26	2,260	2,208,710
Berkshire Hathaway Inc., 3.13%, 03/15/26	11,216	10,981,673
Chubb INA Holdings LLC, 3.35%, 05/03/26	7,260	7,080,291
CNA Financial Corp., 4.50%, 03/01/26	2,803	2,783,388
Hanover Insurance Group Inc. (The), 4.50%,
04/15/26(a)	1,694	1,675,669
Lincoln National Corp., 3.63%, 12/12/26(a)	1,305	1,266,371
Loews Corp., 3.75%, 04/01/26	2,821	2,772,147
Manulife Financial Corp., 4.15%, 03/04/26(a)	4,823	4,767,117
Marsh & McLennan Companies Inc., 3.75%,
03/14/26	3,378	3,322,790
Munich Re America Corp., Series B, 7.45%,
12/15/26	215	228,070
Old Republic International Corp., 3.88%, 08/26/26	2,752	2,688,573
Principal Financial Group Inc., 3.10%, 11/15/26	1,663	1,596,731
Prudential Financial Inc., 1.50%, 03/10/26	2,640	2,507,572
Reinsurance Group of America Inc., 3.95%,
09/15/26	1,865	1,827,418
Trinity Acquisition PLC, 4.40%, 03/15/26	2,684	2,652,246
		54,456,305
Internet — 1.5%
Alphabet Inc., 2.00%, 08/15/26	9,684	9,232,219
Amazon.com Inc., 1.00%, 05/12/26	13,265	12,485,870
Baidu Inc., 1.72%, 04/09/26(a)	2,285	2,168,228
Booking Holdings Inc., 3.60%, 06/01/26	5,266	5,168,071
eBay Inc., 1.40%, 05/10/26	3,483	3,274,702
Expedia Group Inc., 5.00%, 02/15/26(a)	3,420	3,419,702
JD.com Inc., 3.88%, 04/29/26(a)	666	653,494
Netflix Inc., 4.38%, 11/15/26	4,940	4,908,124
		41,310,410
Iron & Steel — 0.2%
ArcelorMittal SA, 4.55%, 03/11/26	2,215	2,191,875
Steel Dynamics Inc., 5.00%, 12/15/26	2,133	2,129,061
		4,320,936
Lodging — 0.5%
Hyatt Hotels Corp., 4.85%, 03/15/26	2,502	2,492,039
Las Vegas Sands Corp., 3.50%, 08/18/26(a)	3,440	3,320,890
Marriott International Inc./MD
5.45%, 09/15/26	1,990	2,016,776
Series R, 3.13%, 06/15/26	4,041	3,912,530
Sands China Ltd., 3.80%, 01/08/26	3,320	3,228,375
		14,970,610
Machinery — 2.0%
Caterpillar Financial Services Corp.
0.90%, 03/02/26(a)	3,523	3,322,300

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.15%, 09/14/26(a)	$1,737	$1,617,634
2.40%, 08/09/26	1,580	1,512,666
4.35%, 05/15/26	6,330	6,300,281
4.80%, 01/06/26	2,530	2,534,729
5.05%, 02/27/26(a)	3,205	3,224,254
CNH Industrial Capital LLC
1.45%, 07/15/26	2,875	2,691,986
1.88%, 01/15/26(a)	2,858	2,733,929
John Deere Capital Corp.
0.70%, 01/15/26	4,133	3,902,960
1.05%, 06/17/26	2,182	2,042,837
1.30%, 10/13/26(a)	1,690	1,575,200
2.25%, 09/14/26	1,866	1,779,065
2.65%, 06/10/26	1,774	1,711,389
4.75%, 06/08/26(a)	2,115	2,120,199
4.80%, 01/09/26	5,155	5,162,456
4.95%, 03/06/26	2,250	2,261,114
5.05%, 03/03/26(a)	2,570	2,587,070
5.15%, 09/08/26	2,760	2,788,521
Westinghouse Air Brake Technologies Corp., 3.45%,
11/15/26	3,619	3,502,162
Xylem Inc./New York, 3.25%, 11/01/26	2,485	2,405,137
		55,775,889
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26(a)	2,426	2,301,475
Illinois Tool Works Inc., 2.65%, 11/15/26	5,114	4,921,024
Teledyne Technologies Inc., 1.60%, 04/01/26(a)	2,533	2,393,619
Textron Inc., 4.00%, 03/15/26	1,555	1,531,045
		11,147,163
Media — 1.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.15%,
11/10/26	4,905	4,992,706
Comcast Corp., 3.15%, 03/01/26	10,626	10,370,769
Discovery Communications LLC, 4.90%, 03/11/26	4,042	3,998,279
Paramount Global, 4.00%, 01/15/26(a)	45	43,967
TCI Communications Inc., 7.88%, 02/15/26	2,314	2,418,961
Thomson Reuters Corp., 3.35%, 05/15/26	2,419	2,352,771
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,431	4,193,936
3.00%, 02/13/26(a)	4,396	4,277,369
Walt Disney Co. (The)
1.75%, 01/13/26	6,652	6,372,297
3.38%, 11/15/26	1,909	1,856,341
		40,877,396
Mining — 0.5%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	4,670	4,673,675
5.25%, 09/08/26(a)	4,020	4,063,956
6.42%, 03/01/26	1,400	1,434,028
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%,
03/15/26(c)	3,490	3,508,950
		13,680,609
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	4,635	4,390,959

Oil & Gas — 2.9%
BP Capital Markets America Inc.
3.12%, 05/04/26	4,985	4,848,933
3.41%, 02/11/26	5,041	4,943,077
Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp., 2.95%, 05/16/26(a)	$10,703	$10,406,679
Diamondback Energy Inc., 3.25%, 12/01/26	3,633	3,512,526
EOG Resources Inc., 4.15%, 01/15/26(a)	3,601	3,575,402
Exxon Mobil Corp.
2.28%, 08/16/26	4,870	4,658,601
3.04%, 03/01/26	11,585	11,311,259
HF Sinclair Corp., 5.88%, 04/01/26	3,708	3,734,522
Marathon Petroleum Corp., 5.13%, 12/15/26	3,550	3,578,971
Occidental Petroleum Corp., 5.55%, 03/15/26	4,400	4,424,507
Ovintiv Inc., 5.38%, 01/01/26	2,680	2,682,478
Phillips 66, 1.30%, 02/15/26	2,566	2,427,763
Phillips 66 Co., 3.55%, 10/01/26	2,148	2,091,799
Pioneer Natural Resources Co.
1.13%, 01/15/26	1,074	1,020,278
5.10%, 03/29/26	2,715	2,729,289
Shell International Finance BV
2.50%, 09/12/26	4,958	4,749,690
2.88%, 05/10/26	8,749	8,491,772
Valero Energy Corp., 3.40%, 09/15/26(a)	1,860	1,802,781
		80,990,327
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 2.06%, 12/15/26	2,993	2,817,832

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26	2,400	2,340,510
Berry Global Inc., 1.57%, 01/15/26	6,834	6,491,814
WRKCo Inc., 4.65%, 03/15/26	3,516	3,491,165
		12,323,489
Pharmaceuticals — 4.9%
AbbVie Inc.
2.95%, 11/21/26	17,074	16,477,833
3.20%, 05/14/26	8,493	8,283,093
Astrazeneca Finance LLC, 1.20%, 05/28/26	6,036	5,673,820
AstraZeneca PLC, 0.70%, 04/08/26	5,867	5,496,041
Bristol-Myers Squibb Co.
3.20%, 06/15/26	8,203	7,987,200
4.95%, 02/20/26	4,095	4,114,290
Cigna Group (The)
1.25%, 03/15/26	2,067	1,951,330
4.50%, 02/25/26(a)	4,795	4,765,974
5.69%, 03/15/26(a)	1,170	1,170,132
CVS Health Corp.
2.88%, 06/01/26	7,993	7,696,903
3.00%, 08/15/26(a)	3,879	3,738,200
5.00%, 02/20/26(a)	6,843	6,837,608
Johnson & Johnson, 2.45%, 03/01/26	9,513	9,219,447
McKesson Corp.
1.30%, 08/15/26	2,590	2,417,815
5.25%, 02/15/26	235	235,016
Merck & Co. Inc., 0.75%, 02/24/26	5,836	5,510,394
Pfizer Inc.
2.75%, 06/03/26(a)	5,131	4,960,971
3.00%, 12/15/26	7,389	7,139,619
Pfizer Investment Enterprises Pte Ltd., 4.45%,
05/19/26	13,353	13,306,072
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26(a)	7,318	7,080,472
Utah Acquisition Sub Inc., 3.95%, 06/15/26	10,876	10,662,374
		134,724,604

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 3.0%
Boardwalk Pipelines LP, 5.95%, 06/01/26	$2,830	$2,865,226
Enbridge Inc.
1.60%, 10/04/26	1,790	1,670,491
4.25%, 12/01/26	2,825	2,787,217
5.90%, 11/15/26(a)	2,970	3,034,601
Energy Transfer LP
3.90%, 07/15/26(a)	2,683	2,626,374
4.75%, 01/15/26(a)	4,573	4,554,454
6.05%, 12/01/26(a)	4,755	4,875,259
EnLink Midstream Partners LP, 4.85%, 07/15/26	1,645	1,625,542
Enterprise Products Operating LLC
3.70%, 02/15/26	4,295	4,226,430
5.05%, 01/10/26	3,330	3,343,867
Kinder Morgan Inc., 1.75%, 11/15/26	2,458	2,296,224
MPLX LP, 1.75%, 03/01/26	7,170	6,813,454
ONEOK Inc.
5.00%, 03/01/26	3,049	3,047,969
5.55%, 11/01/26(a)	4,375	4,436,140
5.85%, 01/15/26	1,881	1,900,158
Plains All American Pipeline LP/PAA Finance Corp.,
4.50%, 12/15/26(a)	3,676	3,634,780
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	7,267	7,342,150
Spectra Energy Partners LP, 3.38%, 10/15/26	2,163	2,092,887
TransCanada PipeLines Ltd.
4.88%, 01/15/26	4,466	4,459,109
6.20%, 03/09/26(a)	2,397	2,398,184
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26	6,105	6,306,026
Western Midstream Operating LP, 4.65%, 07/01/26	2,080	2,061,249
Williams Companies Inc. (The), 5.40%, 03/02/26	4,285	4,314,275
		82,712,066
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26(a)	3,579	3,570,508

Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26(a)	1,725	1,690,891
4.30%, 01/15/26	1,105	1,093,398
American Tower Corp.
1.45%, 09/15/26	2,640	2,457,398
1.60%, 04/15/26	3,480	3,284,841
3.38%, 10/15/26(a)	4,572	4,421,440
4.40%, 02/15/26	2,682	2,659,902
AvalonBay Communities Inc.
2.90%, 10/15/26	1,231	1,183,182
2.95%, 05/11/26	2,480	2,402,028
Boston Properties LP
2.75%, 10/01/26	4,579	4,316,145
3.65%, 02/01/26	4,753	4,620,492
Brixmor Operating Partnership LP, 4.13%, 06/15/26	2,715	2,669,432
Camden Property Trust, 5.85%, 11/03/26(a)	1,645	1,684,755
COPT Defense Properties LP, 2.25%, 03/15/26	1,973	1,881,456
Crown Castle Inc.
1.05%, 07/15/26	4,538	4,209,022
3.70%, 06/15/26	3,477	3,393,091
4.45%, 02/15/26	4,518	4,475,747
CubeSmart LP, 3.13%, 09/01/26(a)	1,599	1,538,258
EPR Properties, 4.75%, 12/15/26	968	950,834
Equinix Inc.
1.45%, 05/15/26	3,414	3,208,841
2.90%, 11/18/26	2,687	2,570,210
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP, 2.85%, 11/01/26	$2,438	$2,342,965
Essex Portfolio LP, 3.38%, 04/15/26(a)	1,957	1,904,643
Extra Space Storage LP, 3.50%, 07/01/26(a)	2,762	2,683,080
Federal Realty OP LP, 1.25%, 02/15/26(a)	2,161	2,037,511
GLP Capital LP/GLP Financing II Inc., 5.38%,
04/15/26(a)	4,745	4,739,433
Healthcare Realty Holdings LP, 3.50%, 08/01/26	2,932	2,838,386
Healthpeak OP LLC, 3.25%, 07/15/26	2,957	2,865,049
Host Hotels & Resorts LP, Series F, 4.50%,
02/01/26(a)	2,125	2,105,314
Kimco Realty OP LLC, 2.80%, 10/01/26	2,365	2,262,719
Kite Realty Group LP, 4.00%, 10/01/26	1,295	1,262,624
Mid-America Apartments LP, 1.10%, 09/15/26(a)	1,610	1,488,896
NNN REIT Inc., 3.60%, 12/15/26	1,340	1,299,960
Omega Healthcare Investors Inc., 5.25%, 01/15/26	3,336	3,326,459
Prologis LP
3.25%, 06/30/26(a)	1,968	1,914,565
3.25%, 10/01/26	1,805	1,747,604
Public Storage Operating Co.
0.88%, 02/15/26(a)	2,228	2,099,016
1.50%, 11/09/26(a)	3,340	3,114,585
Realty Income Corp.
0.75%, 03/15/26	1,486	1,389,099
4.13%, 10/15/26	2,568	2,528,900
4.88%, 06/01/26	2,734	2,732,699
5.05%, 01/13/26(a)	585	584,898
Sabra Health Care LP, 5.13%, 08/15/26(a)	2,700	2,689,927
Simon Property Group LP
3.25%, 11/30/26(a)	3,645	3,526,011
3.30%, 01/15/26	3,837	3,748,009
SITE Centers Corp., 4.25%, 02/01/26(a)	1,776	1,765,898
Tanger Properties LP, 3.13%, 09/01/26	1,629	1,554,335
UDR Inc., 2.95%, 09/01/26	1,450	1,387,799
Ventas Realty LP
3.25%, 10/15/26(a)	2,211	2,126,200
4.13%, 01/15/26(a)	2,388	2,352,893
Welltower OP LLC, 4.25%, 04/01/26	3,581	3,537,269
Weyerhaeuser Co., 4.75%, 05/15/26	3,865	3,856,551
WP Carey Inc., 4.25%, 10/01/26	1,858	1,825,308
		130,349,968
Retail — 2.8%
AutoZone Inc.
3.13%, 04/21/26	2,115	2,052,199
5.05%, 07/15/26	2,087	2,098,689
Home Depot Inc. (The)
2.13%, 09/15/26(a)	4,388	4,174,257
3.00%, 04/01/26	5,752	5,601,529
4.95%, 09/30/26	3,535	3,561,606
5.15%, 06/25/26(a)	6,280	6,344,459
Lowe's Companies Inc.
2.50%, 04/15/26	6,776	6,527,846
4.80%, 04/01/26	4,510	4,506,574
McDonald’s Corp., 3.70%, 01/30/26	8,856	8,719,577
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	2,407	2,355,239
5.75%, 11/20/26	3,295	3,359,694
Ross Stores Inc., 0.88%, 04/15/26	2,737	2,558,606
Starbucks Corp.
2.45%, 06/15/26	2,254	2,163,293
4.75%, 02/15/26	5,445	5,439,636
Target Corp., 2.50%, 04/15/26(a)	5,044	4,877,713

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The), 2.25%, 09/15/26	$5,654	$5,386,524
Walmart Inc.
3.05%, 07/08/26(a)	3,745	3,654,232
4.00%, 04/15/26(a)	4,010	3,978,496
		77,360,169
Semiconductors — 1.7%
Analog Devices Inc., 3.50%, 12/05/26	4,228	4,130,090
Broadcom Inc., 3.46%, 09/15/26	3,446	3,353,063
Intel Corp.
2.60%, 05/19/26	4,816	4,636,538
4.88%, 02/10/26	6,555	6,559,763
Lam Research Corp., 3.75%, 03/15/26	3,870	3,809,842
Marvell Technology Inc., 1.65%, 04/15/26	2,135	2,020,353
Micron Technology Inc., 4.98%, 02/06/26	2,550	2,546,871
NVIDIA Corp., 3.20%, 09/16/26	4,728	4,612,402
NXP BV/NXP Funding LLC, 5.35%, 03/01/26(a)	2,325	2,334,138
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%,
06/18/26	3,519	3,453,918
Skyworks Solutions Inc., 1.80%, 06/01/26	2,378	2,237,544
Texas Instruments Inc., 1.13%, 09/15/26	2,520	2,348,820
TSMC Arizona Corp., 1.75%, 10/25/26	5,870	5,498,128
		47,541,470
Software — 3.0%
Broadridge Financial Solutions Inc., 3.40%,
06/27/26	2,397	2,329,246
Concentrix Corp., 6.65%, 08/02/26	3,670	3,754,788
Electronic Arts Inc., 4.80%, 03/01/26	1,740	1,739,752
Fidelity National Information Services Inc., 1.15%,
03/01/26	5,951	5,613,954
Fiserv Inc., 3.20%, 07/01/26	9,065	8,797,406
Intuit Inc., 5.25%, 09/15/26	3,455	3,504,297
Microsoft Corp.
2.40%, 08/08/26	18,042	17,359,770
3.40%, 09/15/26	3,452	3,382,362
Oracle Corp.
1.65%, 03/25/26	12,553	11,905,645
2.65%, 07/15/26	13,836	13,272,857
Roper Technologies Inc., 3.80%, 12/15/26	3,470	3,392,749
Take-Two Interactive Software Inc., 5.00%,
03/28/26	2,560	2,562,775
VMware LLC, 1.40%, 08/15/26	7,235	6,749,181
		84,364,782
Telecommunications — 2.7%
AT&T Inc.
1.70%, 03/25/26	13,430	12,749,238
2.95%, 07/15/26(a)	1,346	1,299,404
3.88%, 01/15/26	1,801	1,774,133
5.54%, 02/20/26	970	970,384
Cisco Systems Inc.
2.50%, 09/20/26(a)	6,950	6,674,971
2.95%, 02/28/26	3,411	3,324,324
4.90%, 02/26/26	4,550	4,573,580
Rogers Communications Inc., 2.90%, 11/15/26	2,166	2,070,575
Sprint LLC, 7.63%, 03/01/26	6,890	7,085,421
T-Mobile USA Inc.
1.50%, 02/15/26	4,681	4,440,618
2.25%, 02/15/26	8,090	7,757,812
2.63%, 04/15/26	5,560	5,347,053
Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
1.45%, 03/20/26	$9,310	$8,849,269
2.63%, 08/15/26	8,805	8,467,803
		75,384,585
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26	3,239	3,128,032

Transportation — 1.4%
Canadian National Railway Co., 2.75%, 03/01/26(a)	2,469	2,398,348
Canadian Pacific Railway Co., 1.75%, 12/02/26	4,820	4,507,282
CSX Corp., 2.60%, 11/01/26	4,011	3,836,719
FedEx Corp., 3.25%, 04/01/26	3,477	3,387,338
JB Hunt Transport Services Inc., 3.88%, 03/01/26	3,876	3,812,833
Norfolk Southern Corp., 2.90%, 06/15/26	3,110	3,003,955
Ryder System Inc.
1.75%, 09/01/26	1,570	1,470,220
2.90%, 12/01/26(a)	1,788	1,714,007
Union Pacific Corp.
2.75%, 03/01/26	3,115	3,022,038
4.75%, 02/21/26	2,830	2,829,603
United Parcel Service Inc., 2.40%, 11/15/26	2,387	2,273,608
Walmart Inc., 1.05%, 09/17/26(a)	5,620	5,243,244
		37,499,195
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26(a)	1,763	1,703,604

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26(a)	1,216	1,130,006

Total Long-Term Investments — 97.8%
(Cost: $2,732,319,343)		2,707,161,699

	Shares

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(d)(e)(f)	79,151,837	79,183,497
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(d)(e)	43,990,000	43,990,000

Total Short-Term Securities — 4.4%
(Cost: $123,140,756)		123,173,497

Total Investments — 102.2%
(Cost: $2,855,460,099)		2,830,335,196

Liabilities in Excess of Other Assets — (2.2)%		(61,712,330)
Net Assets — 100.0%		$2,768,622,866

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,339,978	$25,854,578	(a)	$—	$(10,747)	$(312)	$79,183,497	79,151,837	$128,181	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,737,000	29,253,000	(a)	—	—	—	43,990,000	43,990,000	963,879		—
					$(10,747)	$(312)	$123,173,497		$1,092,060		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,707,161,699	$—	$2,707,161,699
Short-Term Securities
Money Market Funds	123,173,497	—	—	123,173,497
	$123,173,497	$2,707,161,699	$—	$2,830,335,196

Portfolio Abbreviation

REIT	Real Estate Investment Trust